Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cost of inventories recognized as an expense	€ 5,050	€ 7,115	€ 7,709
Inventory write-down	259	287	261
Reversal of inventory write-down	54	88	€ 98
Inventories	2,163	2,719
Later than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Inventories	€ 464	€ 666